Strategic investments (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Payments for purchase of investments	$ 3,604,000	$ 10,588,857
Number of instruments exercised	0
Proceeds from exercise of warrants	$ 0	13,085,197
Gain From Initial Recognition Of Warrants Deferred	$ 280,926	$ 510,573
HPQ Silicon Resources Inc. ("HPQ") shares - level 1
Disclosure of detailed information about financial instruments [line items]
Number of instruments purchased	6,800,000	8,268,000
Payments for purchase of investments	$ 3,196,000	$ 8,070,109
Number of instruments disposed	(11,447,500)	(12,755,600)
Decrease in investments through disposals	$ 3,922,244	$ 14,252,732
Gain on disposal of investments		$ 9,893,900
Number of instruments exercised		16,250,000
Proceeds from exercise of warrants		$ 2,518,750
HPQ warrants - level 3
Disclosure of detailed information about financial instruments [line items]
Number of instruments purchased	6,800,000	0
Payments for purchase of investments	$ 408,000	$ 0
Number of instruments disposed	0	0
Decrease in investments through disposals	$ 0	$ 0
Number of instruments exercised		(16,250,000)
Gain From Initial Recognition Of Warrants Deferred		$ 9,181,250
HPQ Silicon Resources Inc.
Disclosure of detailed information about financial instruments [line items]
Percentage of ownership interest held	9.82%	9.64%
Losses on disposals of investments	$ 225,527